UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Transparent Value Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2017

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

GuggenheimInvestments.com	RBP-SEMI-ANN-0317x0917

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	16
RBP® LARGE-CAP DEFENSIVE FUND	25
RBP® LARGE-CAP MARKET FUND	34
RBP® LARGE-CAP VALUE FUND	43
NOTES TO FINANCIAL STATEMENTS	52
OTHER INFORMATION	58
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	59
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	63

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim RBP® Funds (each a “Fund” and together, the “Funds”). The report covers the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC, is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500 (“S&P 500®”) Index set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.45%	5.43%	$ 1,000.00	$ 1,054.30	$ 7.43
C-Class	2.11%	9.39%	1,000.00	1,093.90	11.02
P-Class	1.36%	10.74%	1,000.00	1,107.40	7.15
Institutional Class	1.11%	10.93%	1,000.00	1,109.30	5.84
RBP® Dividend Fund
A-Class	1.21%	2.59%	1,000.00	1,025.90	6.11
C-Class	1.96%	6.29%	1,000.00	1,062.60	10.08
P-Class	1.21%	7.68%	1,000.00	1,076.80	6.27
Institutional Class	0.96%	7.85%	1,000.00	1,078.50	4.97
RBP® Large-Cap Defensive Fund
A-Class	1.21%	3.14%	1,000.00	1,031.40	6.13
C-Class	1.96%	6.77%	1,000.00	1,067.70	10.10
P-Class	1.21%	8.17%	1,000.00	1,081.70	6.28
Institutional Class	0.96%	8.34%	1,000.00	1,083.40	4.99
RBP® Large-Cap Market Fund
A-Class	1.21%	4.74%	1,000.00	1,047.40	6.18
C-Class	1.96%	8.52%	1,000.00	1,085.20	10.19
P-Class	1.21%	9.95%	1,000.00	1,099.50	6.33
Institutional Class	0.96%	10.16%	1,000.00	1,101.60	5.03
RBP® Large-Cap Value Fund
A-Class	1.21%	6.31%	1,000.00	1,063.10	6.22
C-Class	1.96%	10.16%	1,000.00	1,101.60	10.27
P-Class	1.21%	11.61%	1,000.00	1,116.10	6.38
Institutional Class	0.96%	11.78%	1,000.00	1,117.80	5.07

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.45%	5.00%	$ 1,000.00	$ 1,017.50	$ 7.29
C-Class	2.11%	5.00%	1,000.00	1,014.41	10.60
P-Class	1.36%	5.00%	1,000.00	1,018.15	6.84
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59
RBP® Dividend Fund
A-Class	1.21%	5.00%	1,000.00	1,018.70	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Defensive Fund
A-Class	1.21%	5.00%	1,000.00	1,018.65	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Market Fund
A-Class	1.21%	5.00%	1,000.00	1,018.65	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
RBP® Large-Cap Value Fund
A-Class	1.21%	5.00%	1,000.00	1,018.75	6.09
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
P-Class	1.21%	5.00%	1,000.00	1,018.90	6.09
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	2.6%
Arista Networks, Inc.	1.6%
Celgene Corp.	1.5%
Signature Bank	1.5%
Ulta Beauty, Inc.	1.4%
Martin Marietta Materials, Inc.	1.4%
Vantiv, Inc. — Class A	1.3%
Facebook, Inc. — Class A	1.3%
Alliance Data Systems Corp.	1.3%
salesforce.com, Inc.	1.3%
Top Ten Total	15.2%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
DIRECTIONAL ALLOCATION FUND

	Shares	Value

COMMON STOCKS† - 96.8%

Consumer, Non-cyclical - 26.0%
Celgene Corp.*	79,520	$9,894,673
Vantiv, Inc. — Class A*	140,859	9,031,878
Regeneron Pharmaceuticals, Inc.*	21,470	8,319,839
Centene Corp.*	115,092	8,201,455
Allergan plc	31,626	7,556,084
Universal Health Services, Inc. — Class B	59,859	7,449,453
ABIOMED, Inc.*	55,886	6,996,927
PayPal Holdings, Inc.*	162,016	6,969,928
Mylan N.V.*	174,941	6,820,950
Post Holdings, Inc.*	69,196	6,056,034
S&P Global, Inc.	42,085	5,502,193
UnitedHealth Group, Inc.	31,150	5,108,912
Edwards Lifesciences Corp.*	53,472	5,030,111
TreeHouse Foods, Inc.*	57,747	4,888,861
Herbalife Ltd.*	74,890	4,354,105
Bristol-Myers Squibb Co.	73,886	4,017,921
Aetna, Inc.	31,490	4,016,550
Incyte Corp.*	30,000	4,010,100
MarketAxess Holdings, Inc.	21,137	3,962,976
Thermo Fisher Scientific, Inc.	25,078	3,851,981
Cintas Corp.	30,112	3,810,373
Constellation Brands, Inc. — Class A	21,185	3,433,453
Monster Beverage Corp.*	73,496	3,393,310
Live Nation Entertainment, Inc.*	111,371	3,382,337
Quintiles IMS Holdings, Inc.*	40,628	3,271,773
Amgen, Inc.	19,250	3,158,348
Equifax, Inc.	23,034	3,149,669
Moody’s Corp.	27,200	3,047,488
Global Payments, Inc.	35,296	2,847,681
Kimberly-Clark Corp.	21,301	2,803,851
Tyson Foods, Inc. — Class A	45,000	2,776,950
McCormick & Co., Inc.	27,182	2,651,604
Kroger Co.	88,737	2,616,854
Estee Lauder Cos., Inc. — Class A	30,748	2,607,123
Mondelez International, Inc. — Class A	59,157	2,548,484
FleetCor Technologies, Inc.*	16,771	2,539,633
Archer-Daniels-Midland Co.	40,716	1,874,565
Edgewell Personal Care Co.*	25,019	1,829,890
Total Consumer, Non-cyclical		173,784,317

Financial - 18.2%
Signature Bank*	65,987	9,791,811
Alliance Data Systems Corp.	34,348	8,552,651
Citizens Financial Group, Inc.	241,504	8,343,963
Ally Financial, Inc.	404,735	8,228,263
First Republic Bank	72,677	6,817,829
Bank of America Corp.	188,261	4,441,077
American Tower Corp. — Class A	35,000	4,253,900
Regions Financial Corp.	291,941	4,241,903
Synchrony Financial	121,466	4,166,284
Mastercard, Inc. — Class A	36,914	4,151,717
Progressive Corp.	101,720	3,985,390
Prologis, Inc.	70,000	3,631,600
Kilroy Realty Corp.	50,000	3,604,000
Unum Group	76,098	3,568,235
Prudential Financial, Inc.	32,964	3,516,600
Raymond James Financial, Inc.	46,105	3,515,967
Equinix, Inc.	8,477	3,393,936
American Campus Communities, Inc.	68,513	3,260,534
U.S. Bancorp	63,183	3,253,925
FNF Group	75,699	2,947,719
Torchmark Corp.	36,896	2,842,468
American International Group, Inc.	44,468	2,776,137
SEI Investments Co.	52,425	2,644,317
BlackRock, Inc. — Class A	6,764	2,594,062
Cincinnati Financial Corp.	35,769	2,585,026
Weyerhaeuser Co.	73,831	2,508,777
Visa, Inc. — Class A	27,050	2,403,934
Realogy Holdings Corp.	80,414	2,395,533
Liberty Property Trust	54,505	2,101,168
People’s United Financial, Inc.	100,000	1,820,000
Total Financial		122,338,726

Communications - 13.1%
Arista Networks, Inc.*	79,596	10,528,163
Facebook, Inc. — Class A*	60,986	8,663,061
Twenty-First Century Fox, Inc. — Class A	240,162	7,778,847
Amazon.com, Inc.*	8,376	7,425,659
Level 3 Communications, Inc.*	120,648	6,903,479
F5 Networks, Inc.*	45,587	6,499,339
CenturyLink, Inc.	180,000	4,242,600
CDW Corp.	68,599	3,958,848
Walt Disney Co.	34,216	3,879,752
VeriSign, Inc.*	40,026	3,486,665
Alphabet, Inc. — Class C*	4,139	3,433,549
Expedia, Inc.	26,741	3,373,912
Charter Communications, Inc. — Class A*	10,105	3,307,569
Priceline Group, Inc.*	1,755	3,123,847
Cisco Systems, Inc.	90,000	3,042,000
Scripps Networks Interactive, Inc. — Class A	38,514	3,018,342
Comcast Corp. — Class A	79,302	2,980,962
Verizon Communications, Inc.	48,971	2,387,336
Total Communications		88,033,930

Industrial - 11.7%
Martin Marietta Materials, Inc.	43,017	9,388,461
Snap-on, Inc.	46,608	7,861,371
Masco Corp.	202,958	6,898,542
Vulcan Materials Co.	57,207	6,892,299
B/E Aerospace, Inc.	105,723	6,777,902
TransDigm Group, Inc.	27,037	5,952,466
J.B. Hunt Transport Services, Inc.	61,115	5,606,690
Ingersoll-Rand plc	60,000	4,879,200
Norfolk Southern Corp.	36,000	4,030,920
Acuity Brands, Inc.	17,451	3,560,004
Agilent Technologies, Inc.	66,971	3,540,757
Amphenol Corp. — Class A	48,132	3,425,554
Lennox International, Inc.	20,000	3,346,000
Arrow Electronics, Inc.*	38,225	2,806,097
AO Smith Corp.	54,181	2,771,900

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
DIRECTIONAL ALLOCATION FUND

	Shares	Value

CSX Corp.	20,000	$931,000
Total Industrial		78,669,163

Technology - 9.4%
salesforce.com, Inc.*	103,279	8,519,485
Lam Research Corp.	63,802	8,189,625
Applied Materials, Inc.	185,139	7,201,907
Red Hat, Inc.*	82,238	7,113,587
Apple, Inc.	46,231	6,641,545
Citrix Systems, Inc.*	54,503	4,545,005
Synopsys, Inc.*	60,000	4,327,800
Cognizant Technology Solutions Corp. — Class A*	57,194	3,404,187
Broadcom Ltd.	14,942	3,271,700
KLA-Tencor Corp.	27,890	2,651,502
NCR Corp.*	57,476	2,625,504
Intuit, Inc.	21,895	2,539,601
Analog Devices, Inc.	29,010	2,377,370
Total Technology		63,408,818

Consumer, Cyclical - 9.0%
Ulta Beauty, Inc.*	33,613	9,587,436
Lear Corp.	59,327	8,399,517
Lennar Corp. — Class A	139,032	7,117,048
DR Horton, Inc.	121,275	4,039,670
Home Depot, Inc.	27,329	4,012,717
Darden Restaurants, Inc.	42,511	3,556,895
Marriott International, Inc. — Class A	37,657	3,546,536
Norwegian Cruise Line Holdings Ltd.*	67,811	3,440,052
TJX Cos., Inc.	42,380	3,351,410
Wyndham Worldwide Corp.	36,093	3,042,279
CVS Health Corp.	37,239	2,923,262
Polaris Industries, Inc.	33,460	2,803,948
Hilton Worldwide Holdings, Inc.	46,482	2,717,338
CarMax, Inc.*	37,796	2,238,279
Total Consumer, Cyclical		60,776,387

Energy - 5.9%
Diamondback Energy, Inc.*	57,331	5,946,085
Valero Energy Corp.	83,469	5,533,160
Pioneer Natural Resources Co.	25,643	4,775,496
Equities Corp.	77,509	4,735,800
Kinder Morgan, Inc.	213,856	4,649,229
Tesoro Corp.	56,281	4,562,138
Parsley Energy, Inc. — Class A*	121,473	3,949,087
Range Resources Corp.	106,012	3,084,949
Concho Resources, Inc.*	20,000	2,566,800
Total Energy		39,802,744

Utilities - 2.6%
NRG Energy, Inc.	345,527	6,461,355
Calpine Corp.*	347,105	3,835,510
PPL Corp.	85,000	3,178,150
OGE Energy Corp.	66,655	2,331,592
AES Corp.	132,977	1,486,683
Total Utilities		17,293,290

Basic Materials - 0.9%
Royal Gold, Inc.	51,000	3,572,550
Nucor Corp.	42,600	2,544,072
Total Basic Materials		6,116,622

Total Common Stocks
(Cost $577,640,933)		650,223,997

EXCHANGE-TRADED FUNDS† - 2.6%
SPDR S&P 500 ETF Trust	74,785	17,629,816
Total Exchange-Traded Funds
(Cost $17,686,461)		17,629,816

Total Investments - 99.4%
(Cost $595,327,394)		$667,853,813
Other Assets & Liabilities, net - 0.6%		4,090,582
Total Net Assets - 100.0%		$671,944,395

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$650,223,997	$—	$—	$650,223,997
Exchange-Traded Funds	17,629,816	—	—	17,629,816
Total	$667,853,813	$—	$—	$667,853,813

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $595,327,394)	$667,853,813
Cash	1,879,245
Prepaid expenses	49,172
Receivables:
Securities sold	1,091,059
Fund shares sold	4,366,755
Dividends	355,184
Total assets	675,595,228

Liabilities:
Payable for:
Fund shares redeemed	2,287,720
Management fees	563,331
Distribution and service fees	339,033
Fund accounting/administration fees	39,990
Transfer agent/maintenance fees	20,037
Trustees’ fees*	19,604
Miscellaneous	381,118
Total liabilities	3,650,833
Net assets	$671,944,395

Net assets consist of:
Paid in capital	$672,058,861
Accumulated net investment loss	(2,498,954)
Accumulated net realized loss on investments	(70,141,931)
Net unrealized appreciation on investments	72,526,419
Net assets	$671,944,395

A-Class:
Net assets	$135,656,870
Capital shares outstanding	9,307,932
Net asset value per share	$14.57
Maximum offering price per share (Net asset value divided by 95.25%)	$15.30

C-Class:
Net assets	$251,713,055
Capital shares outstanding	17,817,839
Net asset value per share	$14.13

P-Class:
Net assets	$35,326,701
Capital shares outstanding	2,412,717
Net asset value per share	$14.64

Institutional Class:
Net assets	$249,247,769
Capital shares outstanding	16,813,922
Net asset value per share	$14.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$4,205,162
Total investment income	4,205,162

Expenses:
Management fees	3,175,545
Transfer agent/maintenance fees
A-Class	11,926
C-Class	48,786
P-Class	7,678
Institutional Class	24,940
Distribution and service fees:
A-Class	214,549
C-Class	1,284,456
P-Class	42,206
Fund accounting/administration fees	229,297
Line of credit fees	40,416
Trustees’ fees*	18,586
Custodian fees	1,462
Tax expense	60
Recoupment of previously waived fees
A-Class	267
Institutional Class	19,656
Miscellaneous	160,297
Total expenses	5,280,127
Less:
Expenses waived by Adviser	(2,527)
Net expenses	5,277,600
Net investment loss	(1,072,438)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,708,695
Net realized gain	14,708,695
Net change in unrealized appreciation (depreciation) on:
Investments	53,957,438
Net change in unrealized appreciation (depreciation)	53,957,438
Net realized and unrealized gain	68,666,133
Net increase in net assets resulting from operations	$67,593,695

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,072,438)	$(1,195,884)
Net realized gain on investments	14,708,695	29,055,298
Net change in unrealized appreciation (depreciation) on investments	53,957,438	85,779,145
Net increase in net assets resulting from operations	67,593,695	113,638,559

Capital share transactions:
Proceeds from sale of shares
A-Class	2,581,916	10,151,867
C-Class	4,012,496	11,401,713
P-Class	6,212,139	4,388,907 *
Institutional Class	27,658,398	38,630,594
Cost of shares redeemed
A-Class	(26,084,740)	(135,847,681)
C-Class	(44,082,546)	(159,904,951)
P-Class	(7,013,682)	(31,435,869)*
Institutional Class	(47,306,912)	(342,448,077)
Net decrease from capital share transactions	(84,022,931)	(605,063,497)
Net decrease in net assets	(16,429,236)	(491,424,938)

Net assets:
Beginning of period	688,373,631	1,179,798,569
End of period	$671,944,395	$688,373,631
Accumulated net investment loss at end of period	$(2,498,954)	$(1,426,516)

Capital share activity:
Shares sold
A-Class	182,690	822,737
C-Class	298,888	928,082
P-Class	437,077	350,833 *
Institutional Class	1,931,055	3,098,472
Shares redeemed
A-Class	(1,890,190)	(11,011,433)
C-Class	(3,299,418)	(13,210,739)
P-Class	(499,834)	(2,524,609)*
Institutional Class	(3,388,034)	(27,669,630)
Net decrease in shares	(6,227,766)	(49,216,287)

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$13.16	$11.61	$14.22	$13.37	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	(.01)	(.02)	(.08)	(.04)	.01
Net gain (loss) on investments (realized and unrealized)	1.42	1.56	(1.17)	1.38	2.90	.61
Total from investment operations	1.41	1.55	(1.19)	1.30	2.86	.62
Less distributions from:
Net investment income	—	—	—	—	(.02)	—
Net realized gains	—	—	(1.42)	(.45)	(.09)	—
Total distributions	—	—	(1.42)	(.45)	(.11)	—
Net asset value, end of period	$14.57	$13.16	$11.61	$14.22	$13.37	$10.62

Total Return[d]	5.43%	13.35%	(8.71%)	9.76%	22.72%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,657	$144,968	$246,227	$412,305	$291,488	$26,413
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.08%)	(0.16%)	(0.56%)	(0.37%)	0.50%
Total expenses[e]	1.45%	1.50%	1.43%	1.50%	1.63%	3.68%
Net expenses[f,g,h]	1.45%	1.50%	1.43%	1.50%	1.50%	1.51%
Portfolio turnover rate	38%	227%	208%	300%	442%	171%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$12.80	$11.36	$14.04	$13.28	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.08)	(.11)	(.16)	(.12)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.39	1.52	(1.15)	1.37	2.90	.60
Total from investment operations	1.33	1.44	(1.26)	1.21	2.78	.59
Less distributions from:
Net realized gains	—	—	(1.42)	(.45)	(.09)	—
Total distributions	—	—	(1.42)	(.45)	(.09)	—
Net asset value, end of period	$14.13	$12.80	$11.36	$14.04	$13.28	$10.59

Total Return[d]	9.39%	12.68%	(9.37%)	9.14%	26.52%	5.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$251,713	$266,485	$376,154	$574,466	$161,228	$4,378
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.69%)	(0.85%)	(1.17%)	(1.01%)	(0.21%)
Total expenses[e]	2.11%	2.16%	2.10%	2.10%	2.25%	4.29%
Net expenses[f,g]	2.11%	2.11%	2.10%	2.10%	2.10%	2.11%
Portfolio turnover rate	38%	227%	208%	300%	442%	171%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016*	Year Ended September 30, 2015*	Year Ended September 30, 2014*	Year Ended September 30, 2013*	Period Ended September 30, 2012b,*
Per Share Data
Net asset value, beginning of period	$13.22	$11.65	$14.25	$13.37	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	.01	(.01)	(.06)	(.02)	.01
Net gain (loss) on investments (realized and unrealized)	1.43	1.56	(1.17)	1.39	2.89	.61
Total from investment operations	1.42	1.57	(1.18)	1.33	2.87	.62
Less distributions from:
Net investment income	—	—	—	—	(.03)	—
Net realized gains	—	—	(1.42)	(.45)	(.09)	—
Total distributions	—	—	(1.42)	(.45)	(.12)	—
Net asset value, end of period	$14.64	$13.22	$11.65	$14.25	$13.37	$10.62

Total Return[d]	10.74%	13.48%	(8.61%)	9.99%	27.33%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,327	$32,720	$54,147	$119,827	$39,406	$9,370
Ratios to average net assets:
Net investment income (loss)	(0.10%)	0.06%	(0.10%)	(0.42%)	(0.14%)	0.44%
Total expenses[e]	1.37%	1.41%	1.35%	1.35%	1.50%	3.54%
Net expenses[f,g]	1.36%	1.36%	1.35%	1.35%	1.35%	1.36%
Portfolio turnover rate	38%	227%	208%	300%	442%	171%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$13.37	$11.75	$14.33	$13.41	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	.04	.02	(.02)	(.01)	.01
Net gain (loss) on investments (realized and unrealized)	1.44	1.58	(1.18)	1.39	2.92	.61
Total from investment operations	1.45	1.62	(1.16)	1.37	2.91	.62
Less distributions from:
Net investment income	—	—	—	—	(.03)	—
Net realized gains	—	—	(1.42)	(.45)	(.09)	—
Total distributions	—	—	(1.42)	(.45)	(.12)	—
Net asset value, end of period	$14.82	$13.37	$11.75	$14.33	$13.41	$10.62

Total Return[d]	10.93%	13.70%	(8.40%)	10.27%	27.71%	6.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,248	$244,201	$503,270	$1,294,029	$329,551	$4,443
Ratios to average net assets:
Net investment income (loss)	0.15%	0.32%	0.15%	(0.17%)	(0.04%)	0.41%
Total expenses[e]	1.11%	1.16%	1.10%	1.10%	1.25%	3.29%
Net expenses[f,g,h]	1.11%	1.11%	1.10%	1.10%	1.10%	1.11%
Portfolio turnover rate	38%	227%	208%	300%	442%	171%

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 18, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total Return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16
A-Class	1.43%	1.49%
C-Class	2.10%	2.10%
P-Class	1.35%	1.35%
Institutional Class	1.10%	1.10%

[h]

The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.45% for A-Class and 1.09% for Institutional Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	March 31, 2017

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Spirit Realty Capital, Inc.	2.8%
EPR Properties	2.3%
Welltower, Inc.	2.3%
Brixmor Property Group, Inc.	2.0%
Realty Income Corp.	1.8%
Extended Stay America, Inc.	1.8%
AbbVie, Inc.	1.8%
Tanger Factory Outlet Centers, Inc.	1.7%
CyrusOne, Inc.	1.7%
CubeSmart	1.7%
Top Ten Total	19.9%

“Ten Largest Holdings” excludes any temporary cash investments.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
RBP® DIVIDEND FUND

	Shares	Value

COMMON STOCKS† - 98.7%

Financial - 48.7%
Spirit Realty Capital, Inc.	63,034	$638,534
EPR Properties	7,107	523,288
Welltower, Inc.	7,329	519,040
Brixmor Property Group, Inc.	20,786	446,068
Realty Income Corp.	6,968	414,805
Tanger Factory Outlet Centers, Inc.	11,570	379,149
CyrusOne, Inc.	7,294	375,423
CubeSmart	14,440	374,863
Lazard Ltd. — Class A	7,800	358,722
Mid-America Apartment Communities, Inc.	3,525	358,634
Extra Space Storage, Inc.	4,774	355,138
Simon Property Group, Inc.	2,049	352,489
Prologis, Inc.	6,731	349,204
Public Storage	1,479	323,768
American Campus Communities, Inc.	6,756	321,518
PacWest Bancorp	6,000	319,560
Sun Communities, Inc.	3,771	302,924
Highwoods Properties, Inc.	6,155	302,396
FNF Group	6,847	266,622
Alexandria Real Estate Equities, Inc.	2,300	254,196
Cincinnati Financial Corp.	3,500	252,945
Prudential Financial, Inc.	2,300	245,364
DCT Industrial Trust, Inc.	4,928	237,135
Equinix, Inc.	551	220,604
American Tower Corp. — Class A	1,791	217,678
Everest Re Group Ltd.	900	210,429
Hudson Pacific Properties, Inc.	5,655	195,889
Nasdaq, Inc.	2,619	181,889
Allstate Corp.	2,191	178,545
U.S. Bancorp	3,400	175,100
Kilroy Realty Corp.	2,265	163,261
Morgan Stanley	3,723	159,493
Willis Towers Watson plc	1,200	157,068
Intercontinental Exchange, Inc.	2,232	133,630
American Financial Group, Inc.	1,300	124,046
Citizens Financial Group, Inc.	3,500	120,925
Reinsurance Group of America, Inc. — Class A	900	114,282
Bank of America Corp.	4,600	108,514
Raymond James Financial, Inc.	1,330	101,426
Aon plc	832	98,750
Citigroup, Inc.	1,545	92,422
Total Financial		11,025,736

Consumer, Non-cyclical - 16.9%
AbbVie, Inc.	6,218	405,165
Reynolds American, Inc.	5,406	340,687
Altria Group, Inc.	4,145	296,036
KAR Auction Services, Inc.	6,154	268,745
Dr Pepper Snapple Group, Inc.	2,428	237,750
Sabre Corp.	11,000	233,090
Sysco Corp.	4,452	231,148
Amgen, Inc.	1,361	223,299
HealthSouth Corp.	4,703	201,335
Medtronic plc	2,400	193,344
Robert Half International, Inc.	3,800	185,554
ResMed, Inc.	2,488	179,061
Becton Dickinson and Co.	904	165,830
Moody’s Corp.	1,290	144,532
Aetna, Inc.	1,100	140,305
Tyson Foods, Inc. — Class A	2,200	135,762
UnitedHealth Group, Inc.	808	132,520
Constellation Brands, Inc. — Class A	631	102,266
Total Consumer, Non-cyclical		3,816,429

Consumer, Cyclical - 14.6%
Extended Stay America, Inc.	26,000	414,439
Darden Restaurants, Inc.	3,900	326,313
Wyndham Worldwide Corp.	3,300	278,157
Hasbro, Inc.	2,391	238,670
Home Depot, Inc.	1,551	227,732
Lowe’s Cos., Inc.	2,155	177,163
Signet Jewelers Ltd.	2,400	166,248
Carter’s, Inc.	1,827	164,065
PulteGroup, Inc.	6,736	158,633
Foot Locker, Inc.	2,017	150,892
DR Horton, Inc.	4,216	140,435
Dick’s Sporting Goods, Inc.	2,621	127,538
Lear Corp.	889	125,865
Tractor Supply Co.	1,800	124,146
TJX Cos., Inc.	1,411	111,582
Brunswick Corp.	1,700	104,040
Pool Corp.	800	95,464
Thor Industries, Inc.	988	94,976
Ross Stores, Inc.	1,300	85,631
Total Consumer, Cyclical		3,311,989

Technology - 5.7%
Western Digital Corp.	3,200	264,096
KLA-Tencor Corp.	2,500	237,675
Analog Devices, Inc.	2,500	204,875
Microchip Technology, Inc.	2,500	184,450
Lam Research Corp.	1,433	183,940
Applied Materials, Inc.	3,378	131,404
CDK Global, Inc.	1,437	93,419
Total Technology		1,299,859

Industrial - 5.4%
Waste Management, Inc.	2,846	207,531
Republic Services, Inc. — Class A	3,200	200,992
Ingersoll-Rand plc	2,300	187,036
Graco, Inc.	1,500	141,210
Snap-on, Inc.	817	137,803
B/E Aerospace, Inc.	1,985	127,258
Agilent Technologies, Inc.	2,240	118,429
Lennox International, Inc.	606	101,384
Total Industrial		1,221,643

Utilities - 4.1%
American Electric Power Company, Inc.	5,300	355,789
PG&E Corp.	4,500	298,620

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
RBP® DIVIDEND FUND

	Shares	Value

Portland General Electric Co.	6,000	$266,520
Total Utilities		920,929

Communications - 3.3%
Cisco Systems, Inc.	9,500	321,100
Comcast Corp. — Class A	4,400	165,396
Scripps Networks Interactive, Inc. — Class A	1,900	148,903
CDW Corp.	1,919	110,745

Total Common Stocks
(Cost $21,544,759)		22,342,729

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Select Dividend ETF	2,798	254,898
Total Exchange-Traded Funds
(Cost $255,886)		254,898

Total Investments - 99.8%
(Cost $21,800,645)		$22,597,627
Other Assets & Liabilities, net - 0.2%		41,985
Total Net Assets - 100.0%		$22,639,612

†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,342,729	$—	$—	$22,342,729
Exchange-Traded Funds	254,898	—	—	254,898
Total	$22,597,627	$—	$—	$22,597,627

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period

For the period ended March 31, 2017, there were no transfers between levels.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $21,800,645)	$22,597,627
Cash	111,905
Prepaid expenses	22,264
Receivables:
Securities sold	13,131
Fund shares sold	278
Dividends	64,885
Total assets	22,810,090

Liabilities:
Payable for:
Management fees	48,389
Fund shares redeemed	44,212
Securities purchased	12,895
Distribution and service fees	10,587
Direct shareholders expense	9,043
Transfer agent/maintenance fees	6,820
Fund accounting/administration fees	1,350
Trustees’ fees*	268
Miscellaneous	36,914
Total liabilities	170,478
Net assets	$22,639,612

Net assets consist of:
Paid in capital	$20,368,211
Accumulated net investment loss	(21,584)
Accumulated net realized gain on investments	1,496,003
Net unrealized appreciation on investments	796,982
Net assets	$22,639,612

A-Class:
Net assets	$6,090,796
Capital shares outstanding	502,381
Net asset value per share	$12.12
Maximum offering price per share (Net asset value divided by 95.25%)	$12.72

C-Class:
Net assets	$6,663,406
Capital shares outstanding	553,219
Net asset value per share	$12.04

P-Class:
Net assets	$4,902,028
Capital shares outstanding	401,646
Net asset value per share	$12.20

Institutional Class:
Net assets	$4,983,382
Capital shares outstanding	418,407
Net asset value per share	$11.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends (net of foreign withholding tax of $33)	$271,923
Total investment income	271,923

Expenses:
Management fees	81,990
Transfer agent/maintenance fees
A-Class	3,665
C-Class	5,492
P-Class	2,409
Institutional Class	5,281
Distribution and service fees:
A-Class	9,338
C-Class	32,508
P-Class	4,797
Fund accounting/administration fees	7,490
Trustees’ fees*	2,788
Line of credit fees	1,056
Miscellaneous	15,922
Total expenses	172,736
Less:
Expenses waived by Adviser	(22,977)
Net expenses	(149,759)
Net investment income	122,164

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,634,789
Net realized gain	1,634,789
Net change in unrealized appreciation (depreciation) on:
Investments	7,377
Net change in unrealized appreciation (depreciation)	7,377
Net realized and unrealized gain	1,642,166
Net increase in net assets resulting from operations	$1,764,330

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$122,164	$314,128
Net realized gain on investments	1,634,789	1,135,442
Net change in unrealized appreciation (depreciation) on investments	7,377	1,633,205
Net increase in net assets resulting from operations	1,764,330	3,082,775

Distributions to shareholders from:
Net investment income
A-Class	(38,934)	(103,384)
C-Class	(22,876)	(77,647)
P-Class	(26,129)	(23,404)*
Institutional Class	(55,809)	(164,889)
Net realized gains
A-Class	(113,682)	—
C-Class	(123,383)	—
P-Class	(80,718)	— *
Institutional Class	(110,716)	—
Total distributions to shareholders	(572,247)	(369,324)

Capital share transactions:
Proceeds from sale of shares
A-Class	665,491	5,162,938
C-Class	345,011	1,071,637
P-Class	3,616,219	1,202,006 *
Institutional Class	313,946	629,526
Distributions reinvested
A-Class	144,874	93,213
C-Class	138,458	70,815
P-Class	106,086	23,247 *
Institutional Class	95,506	116,945
Cost of shares redeemed
A-Class	(1,550,481)	(4,625,061)
C-Class	(591,175)	(3,821,240)
P-Class	(409,187)	(1,785,837)*
Institutional Class	(1,637,121)	(8,008,971)
Net increase (decrease) from capital share transactions	1,237,627	(9,870,782)
Net increase (decrease) in net assets	2,429,710	(7,157,331)

Net assets:
Beginning of period	20,209,902	27,367,233
End of period	$22,639,612	$20,209,902
Accumulated net investment loss at end of period	$(21,584)	$—

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	55,873	474,843
C-Class	29,519	98,866
P-Class	317,896	114,538 *
Institutional Class	27,659	58,038
Shares issued from reinvestment of distributions
A-Class	12,429	8,464
C-Class	11,969	6,488
P-Class	9,036	2,112 *
Institutional Class	8,349	10,789
Shares redeemed
A-Class	(132,430)	(437,391)
C-Class	(50,370)	(354,514)
P-Class	(34,036)	(171,888)*
Institutional Class	(140,878)	(748,912)
Net increase (decrease) in shares	115,016	(938,567)

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$11.55	$10.21	$12.23	$12.78	$10.87	$8.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.17	.20	.18	.20	.20
Net gain (loss) on investments (realized and unrealized)	.80	1.35	(.42)	1.00	2.35	2.08
Total from investment operations	.87	1.52	(.22)	1.18	2.55	2.28
Less distributions from:
Net investment income	(.08)	(.18)	(.21)	(.20)	(.18)	(.24)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.30)	(.18)	(1.80)	(1.73)	(.64)	(.29)
Redemption Fees Collected	—	—	—	—	—	— [f]
Net asset value, end of period	$12.12	$11.55	$10.21	$12.23	$12.78	$10.87

Total Return[e]	2.59%	14.88%	(2.28%)	9.90%	24.45%	26.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,091	$6,540	$5,313	$9,684	$25,014	$9,043
Ratios to average net assets:
Net investment income (loss)	1.24%	1.50%	1.76%	1.41%	1.69%	1.92%
Total expenses[c]	1.44%	2.20%	1.88%	1.84%	2.12%	3.87%
Net expenses[d,g]	1.21%	1.39%	1.51%	1.51%	1.50%	1.50%
Portfolio turnover rate	107%	226%	181%	181%	198%	290%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$11.48	$10.16	$12.18	$12.73	$10.83	$8.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.09	.13	.10	.13	.13
Net gain (loss) on investments (realized and unrealized)	.79	1.35	(.42)	.99	2.35	2.08
Total from investment operations	.82	1.44	(.29)	1.09	2.48	2.21
Less distributions from:
Net investment income	(.04)	(.12)	(.14)	(.11)	(.12)	(.19)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.26)	(.12)	(1.73)	(1.64)	(.58)	(.24)
Net asset value, end of period	$12.04	$11.48	$10.16	$12.18	$12.73	$10.83

Total Return[e]	6.29%	14.28%	(2.93%)	9.17%	23.86%	25.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,663	$6,453	$8,245	$8,792	$8,215	$2,998
Ratios to average net assets:
Net investment income (loss)	0.50%	0.81%	1.18%	0.84%	1.09%	1.30%
Total expenses[c]	2.17%	2.84%	2.54%	2.45%	2.73%	4.47%
Net expenses[d,g]	1.96%	2.06%	2.11%	2.11%	2.10%	2.10%
Portfolio turnover rate	107%	226%	181%	181%	198%	290%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016*	Year Ended September 30, 2015*	Year Ended September 30, 2014*	Year Ended September 30, 2013*	Year Ended September 30, 2012*
Per Share Data
Net asset value, beginning of period	$11.61	$10.28	$12.31	$12.84	$10.91	$8.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.17	.22	.20	.23	.22
Net gain (loss) on investments (realized and unrealized)	.79	1.37	(.43)	1.01	2.36	2.08
Total from investment operations	.88	1.54	(.21)	1.21	2.59	2.30
Less distributions from:
Net investment income	(.07)	(.21)	(.23)	(.21)	(.20)	(.24)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.29)	(.21)	(1.82)	(1.74)	(.66)	(.29)
Net asset value, end of period	$12.20	$11.61	$10.28	$12.31	$12.84	$10.91

Total Return[e]	7.68%	15.11%	(2.20%)	10.09%	24.72%	26.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,902	$1,263	$1,686	$3,310	$8,490	$2,205
Ratios to average net assets:
Net investment income (loss)	1.45%	1.57%	1.91%	1.56%	1.85%	2.10%
Total expenses[c]	1.26%	2.09%	1.79%	1.70%	1.98%	3.72%
Net expenses[d,g]	1.21%	1.32%	1.36%	1.36%	1.35%	1.35%
Portfolio turnover rate	107%	226%	181%	181%	198%	290%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$11.38	$10.07	$12.09	$12.62	$10.73	$8.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.19	.24	.24	.24	.23
Net gain (loss) on investments (realized and unrealized)	.80	1.35	(.42)	.97	2.33	2.06
Total from investment operations	.88	1.54	(.18)	1.21	2.57	2.29
Less distributions from:
Net investment income	(.12)	(.23)	(.25)	(.21)	(.22)	(.42)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)	(.05)
Total distributions	(.35)	(.23)	(1.84)	(1.74)	(.68)	(.47)
Redemption Fees Collected	—	—	—	—	—	— [f]
Net asset value, end of period	$11.91	$11.38	$10.07	$12.09	$12.62	$10.73

Total Return[e]	7.85%	15.48%	(1.93%)	10.29%	25.00%	26.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,983	$5,954	$12,123	$22,347	$3,793	$2,906
Ratios to average net assets:
Net investment income (loss)	1.47%	1.79%	2.15%	1.95%	2.07%	2.30%
Total expenses[c]	1.24%	1.86%	1.54%	1.45%	1.73%	3.47%
Net expenses[d,g]	0.96%	1.07%	1.11%	1.11%	1.10%	1.10%
Portfolio turnover rate	107%	226%	181%	181%	198%	290%

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total Return does not reflect the impact of any applicable sales charges.
[f]	Redemption fees collected are less than $.01 per share.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16
A-Class	1.20%	1.37%
C-Class	1.95%	2.05%
P-Class	1.20%	1.30%
Institutional Class	0.95%	1.05%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
UnitedHealth Group, Inc.	1.6%
Facebook, Inc. — Class A	1.6%
VMware, Inc. — Class A	1.6%
Synopsys, Inc.	1.5%
Home Depot, Inc.	1.5%
Reynolds American, Inc.	1.4%
Vantiv, Inc. — Class A	1.4%
Walt Disney Co.	1.4%
Mid-America Apartment Communities, Inc.	1.4%
Ross Stores, Inc.	1.4%
Top Ten Total	14.8%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Consumer, Non-cyclical - 34.7%
UnitedHealth Group, Inc.	2,235	$366,562
Reynolds American, Inc.	5,087	320,583
Vantiv, Inc. — Class A*	4,953	317,585
MarketAxess Holdings, Inc.	1,636	306,734
Intuitive Surgical, Inc.*	388	297,390
Bristol-Myers Squibb Co.	5,302	288,322
Cintas Corp.	2,245	284,082
ResMed, Inc.	3,933	283,058
Constellation Brands, Inc. — Class A	1,610	260,933
AbbVie, Inc.	3,992	260,119
Dr Pepper Snapple Group, Inc.	2,599	254,494
Monster Beverage Corp.*	5,481	253,058
Automatic Data Processing, Inc.	2,394	245,122
Quintiles IMS Holdings, Inc.*	3,030	244,006
AmerisourceBergen Corp. — Class A	2,757	243,995
Zoetis, Inc.	4,558	243,260
Altria Group, Inc.	3,379	241,328
Laboratory Corp. of America Holdings*	1,668	239,308
Clorox Co.	1,726	232,717
Gartner, Inc.*	2,140	231,099
Danaher Corp.	2,522	215,707
Sysco Corp.	4,095	212,612
Hormel Foods Corp.	6,113	211,693
Kroger Co.	6,618	195,165
Church & Dwight Company, Inc.	3,906	194,792
Johnson & Johnson	1,548	192,803
Estee Lauder Cos., Inc. — Class A	2,249	190,693
Pfizer, Inc.	5,360	183,366
Merck & Company, Inc.	2,836	180,199
Hershey Co.	1,597	174,472
Eli Lilly & Co.	1,906	160,314
Avery Dennison Corp.	1,957	157,734
Total Consumer, Non-cyclical		7,683,305

Consumer, Cyclical - 15.2%
Home Depot, Inc.	2,207	324,054
Ross Stores, Inc.	4,698	309,457
O’Reilly Automotive, Inc.*	1,131	305,189
NVR, Inc.*	140	294,963
Dollar General Corp.	3,731	260,163
Darden Restaurants, Inc.	3,072	257,034
TJX Cos., Inc.	3,161	249,972
CVS Health Corp.	3,098	243,193
Toro Co.	3,874	241,970
Lowe’s Cos., Inc.	2,790	229,366
Carter’s, Inc.	2,457	220,639
Vail Resorts, Inc.	1,148	220,301
Costco Wholesale Corp.	1,232	206,594
Total Consumer, Cyclical		3,362,895

Financial - 13.5%
Mid-America Apartment Communities, Inc.	3,076	312,952
Digital Realty Trust, Inc.	2,623	279,061
CBOE Holdings, Inc.	3,346	271,261
Progressive Corp.	6,464	253,259
Allstate Corp.	2,958	241,048
Arch Capital Group Ltd.*	2,414	228,775
Nasdaq, Inc.	3,223	223,837
American Express Co.	2,770	219,135
CME Group, Inc. — Class A	1,790	212,652
Cincinnati Financial Corp.	2,764	199,754
Intercontinental Exchange, Inc.	3,239	193,919
Simon Property Group, Inc.	1,102	189,577
Camden Property Trust	2,233	179,667
Total Financial		3,004,897

Communications - 11.1%
Facebook, Inc. — Class A*	2,438	346,318
Walt Disney Co.	2,787	316,018
Alphabet, Inc. — Class C*	331	274,584
CDW Corp.	4,319	249,249
Charter Communications, Inc. — Class A*	702	229,778
Comcast Corp. — Class A	6,023	226,405
Scripps Networks Interactive, Inc. — Class A	2,810	220,220
Symantec Corp.	5,801	177,975
Verizon Communications, Inc.	3,602	175,598
AT&T, Inc.	3,911	162,502
Motorola Solutions, Inc.	896	77,253
Total Communications		2,455,900

Technology - 9.2%
VMware, Inc. — Class A*	3,745	345,064
Synopsys, Inc.*	4,537	327,254
Cadence Design Systems, Inc.*	7,032	220,805
KLA-Tencor Corp.	2,191	208,298
Paychex, Inc.	3,311	195,018
Broadridge Financial Solutions, Inc.	2,845	193,318
Jack Henry & Associates, Inc.	2,031	189,086
Electronic Arts, Inc.*	2,067	185,038
Apple, Inc.	1,254	180,150
Total Technology		2,044,031

Industrial - 9.2%
J.B. Hunt Transport Services, Inc.	2,715	249,073
TransDigm Group, Inc.	994	218,838
Raytheon Co.	1,352	206,180
Amphenol Corp. — Class A	2,857	203,333
Lennox International, Inc.	1,135	189,886
Owens Corning	2,979	182,821
Hubbell, Inc.	1,357	162,908
Northrop Grumman Corp.	532	126,531
Ball Corp.	1,692	125,648
United Parcel Service, Inc. — Class B	1,066	114,382
United Technologies Corp.	928	104,131
General Electric Co.	3,482	103,764
General Dynamics Corp.	269	50,357
Total Industrial		2,037,852

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

Utilities - 3.6%
PG&E Corp.	3,270	$216,997
PPL Corp.	5,713	213,609
Eversource Energy	3,529	207,435
DTE Energy Co.	1,664	169,911
Total Utilities		807,952

Basic Materials - 2.0%
Royal Gold, Inc.	2,436	170,642
Monsanto Co.	914	103,465
Dow Chemical Co.	1,415	89,909
Newmont Mining Corp.	2,654	87,476
Total Basic Materials		451,492

Energy - 0.6%
Equities Corp.	2,119	129,471

Total Common Stocks
(Cost $19,689,369)		21,977,795

EXCHANGE-TRADED FUNDS† - 0.5%
SPDR S&P 500 ETF Trust	510	120,227
Total Exchange-Traded Funds
(Cost $121,161)		120,227

Total Investments - 99.6%
(Cost $19,810,530)		$22,098,022
Other Assets & Liabilities, net - 0.4%		86,867
Total Net Assets - 100.0%		$22,184,889

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,977,795	$—	$—	$21,977,795
Exchange-Traded Funds	120,227	—	—	120,227
Total	$22,098,022	$—	$—	$22,098,022

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $19,810,530)	$22,098,022
Cash	161,279
Prepaid expenses	28,436
Receivables:
Securities sold	45,231
Fund shares sold	4
Dividends	28,522
Total assets	22,361,494

Liabilities:
Payable for:
Fund shares redeemed	77,139
Management fees	39,965
Distribution and service fees	9,451
Transfer agent/maintenance fees	6,370
Fund accounting/administration fees	1,341
Trustees’ fees*	726
Miscellaneous	41,613
Total liabilities	176,605
Net assets	$22,184,889

Net assets consist of:
Paid in capital	$19,497,258
Undistributed net investment income	35,463
Accumulated net realized gain on investments	364,676
Net unrealized appreciation on investments	2,287,492
Net assets	$22,184,889

A-Class:
Net assets	$4,185,657
Capital shares outstanding	388,749
Net asset value per share	$10.77
Maximum offering price per share (Net asset value divided by 95.25%)	$11.31

C-Class:
Net assets	$7,071,515
Capital shares outstanding	668,334
Net asset value per share	$10.58

P-Class:
Net assets	$825,945
Capital shares outstanding	74,940
Net asset value per share	$11.02

Institutional Class:
Net assets	$10,101,772
Capital shares outstanding	909,394
Net asset value per share	$11.11

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$229,657
Total investment income	229,657

Expenses:
Management fees	86,290
Transfer agent/maintenance fees
A-Class	2,892
C-Class	5,942
P-Class	600
Institutional Class	6,833
Distribution and service fees:
A-Class	7,520
C-Class	37,056
P-Class	993
Fund accounting/administration fees	7,896
Trustees’ fees*	3,081
Line of credit fees	1,320
Miscellaneous	19,647
Total expenses	180,070
Less:
Expenses waived by Adviser	(25,351)
Net expenses	154,719
Net investment income	74,938

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	587,545
Net realized gain	587,545
Net change in unrealized appreciation (depreciation) on:
Investments	1,108,058
Net change in unrealized appreciation (depreciation)	1,108,058
Net realized and unrealized gain	1,695,603
Net increase in net assets resulting from operations	$1,770,541

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$74,938	$31,922
Net realized gain on investments	587,545	1,184,878
Net change in unrealized appreciation (depreciation) on investments	1,108,058	1,996,528
Net increase in net assets resulting from operations	1,770,541	3,213,328

Distributions to shareholders from:
Net investment income
A-Class	(11,608)	(28,239)
C-Class	—	(26,386)
P-Class	—	(1,547)*
Institutional Class	(59,772)	(39,673)
Net realized gains
A-Class	(238,445)	(565,249)
C-Class	(336,996)	(657,324)
P-Class	(34,496)	(40,053)*
Institutional Class	(434,129)	(1,018,154)
Total distributions to shareholders	(1,115,446)	(2,376,625)

Capital share transactions:
Proceeds from sale of shares
A-Class	217,319	903,298
C-Class	79,549	4,244,739
P-Class	12,114	357,818 *
Institutional Class	430,956	1,743,717
Distributions reinvested
A-Class	214,492	494,985
C-Class	290,958	576,992
P-Class	34,496	41,600 *
Institutional Class	369,824	744,906
Cost of shares redeemed
A-Class	(2,119,672)	(4,530,821)
C-Class	(1,449,280)	(5,789,098)
P-Class	(27,918)	(17,950,416)*
Institutional Class	(1,285,810)	(6,034,565)
Net decrease from capital share transactions	(3,232,972)	(25,196,845)
Net decrease in net assets	(2,577,877)	(24,360,142)

Net assets:
Beginning of period	24,762,766	49,122,908
End of period	$22,184,889	$24,762,766
Undistributed net investment income at end of period	$35,463	$31,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	20,860	85,209
C-Class	7,838	432,534
P-Class	1,126	32,626 *
Institutional Class	39,726	165,772
Shares issued from reinvestment of distributions
A-Class	21,091	50,252
C-Class	29,067	59,118
P-Class	3,314	4,139 *
Institutional Class	35,289	73,390
Shares redeemed
A-Class	(205,311)	(427,677)
C-Class	(141,079)	(565,482)
P-Class	(2,560)	(1,586,053)*
Institutional Class	(119,935)	(559,042)
Net decrease in shares	(310,574)	(2,235,214)

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.43	$10.59	$12.70	$13.34	$12.18	$10.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.02	.04	.03	.02	.08
Net gain (loss) on investments (realized and unrealized)	.80	.84	.14	1.45	2.17	2.26
Total from investment operations	.84	.86	.18	1.48	2.19	2.34
Less distributions from:
Net investment income	(.02)	(.05)	(.07)	(.01)	(.06)	(.03)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(.50)	(1.02)	(2.29)	(2.12)	(1.03)	(.19)
Redemption Fees Collected	—	—	—	—	—	— [f]
Net asset value, end of period	$10.77	$10.43	$10.59	$12.70	$13.34	$12.18

Total Return[g]	3.14%	8.66%	1.39%	11.66%	19.71%	23.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,186	$5,761	$8,941	$9,646	$11,510	$9,506
Ratios to average net assets:
Net investment income (loss)	0.81%	0.20%	0.36%	0.24%	0.13%	0.71%
Total expenses[c]	1.49%	1.95%	1.67%	1.61%	1.77%	2.34%
Net expenses[d,h]	1.21%	1.41%	1.50%	1.51%	1.51%	1.51%
Portfolio turnover rate	43%	103%	135%	236%	283%	256%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.28	$10.50	$12.64	$13.35	$12.20	$10.10
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	(.05)	(.02)	(.04)	(.06)	.03
Net gain (loss) on investments (realized and unrealized)	.77	.84	.13	1.45	2.18	2.25
Total from investment operations	.77	.79	.11	1.41	2.12	2.28
Less distributions from:
Net investment income	—	(.04)	(.03)	(.01)	—	(.02)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(.47)	(1.01)	(2.25)	(2.12)	(.97)	(.18)
Net asset value, end of period	$10.58	$10.28	$10.50	$12.64	$13.35	$12.20

Total Return[g]	6.77%	8.01%	0.77%	11.05%	19.00%	22.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,072	$7,939	$8,885	$14,202	$11,429	$6,652
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.48%)	(0.21%)	(0.33%)	(0.51%)	0.23%
Total expenses[c]	2.19%	2.63%	2.36%	2.28%	2.45%	2.94%
Net expenses[d,h]	1.96%	2.05%	2.10%	2.11%	2.11%	2.11%
Portfolio turnover rate	43%	103%	135%	236%	283%	256%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016*	Year Ended September 30, 2015*	Year Ended September 30, 2014*	Year Ended September 30, 2013*	Year Ended September 30, 2012*
Per Share Data
Net asset value, beginning of period	$10.65	$10.76	$12.87	$13.47	$12.29	$10.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.02	.06	.05	.04	.08
Net gain (loss) on investments (realized and unrealized)	.80	.88	.14	1.47	2.18	2.29
Total from investment operations	.84	.90	.20	1.52	2.22	2.37
Less distributions from:
Net investment income	—	(.04)	(.09)	(.01)	(.07)	(.05)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(.47)	(1.01)	(2.31)	(2.12)	(1.04)	(.21)
Redemption Fees Collected	—	—	—	—	—	— [f]
Net asset value, end of period	$11.02	$10.65	$10.76	$12.87	$13.47	$12.29

Total Return[g]	8.17%	8.89%	1.48%	11.86%	19.88%	23.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$826	$778	$17,458	$22,666	$27,970	$28,803
Ratios to average net assets:
Net investment income (loss)	0.76%	0.14%	0.54%	0.35%	0.28%	1.10%
Total expenses[c]	1.40%	1.74%	1.61%	1.53%	1.70%	1.94%
Net expenses[d,h]	1.21%	1.43%	1.35%	1.36%	1.36%	1.11%
Portfolio turnover rate	43%	103%	135%	236%	283%	256%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.78	$10.86	$12.96	$13.52	$12.33	$10.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.06	.09	.08	.06	.13
Net gain (loss) on investments (realized and unrealized)	.82	.87	.14	1.48	2.20	2.28
Total from investment operations	.87	.93	.23	1.56	2.26	2.41
Less distributions from:
Net investment income	(.07)	(.04)	(.11)	(.01)	(.10)	(.07)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)	(.16)
Total distributions	(.54)	(1.01)	(2.33)	(2.12)	(1.07)	(.23)
Redemption Fees Collected	—	—	—	—	—	— [f]
Net asset value, end of period	$11.11	$10.78	$10.86	$12.96	$13.52	$12.33

Total Return[g]	8.34%	9.11%	1.75%	12.15%	20.21%	24.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,102	$10,285	$13,839	$19,731	$24,546	$17,482
Ratios to average net assets:
Net investment income (loss)	1.02%	0.53%	0.79%	0.64%	0.50%	1.10%
Total expenses[c]	1.15%	1.62%	1.36%	1.28%	1.45%	1.94%
Net expenses[d,h]	0.96%	1.06%	1.10%	1.11%	1.11%	1.11%
Portfolio turnover rate	43%	103%	135%	236%	283%	256%

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Net investment income is less than $.01 per share.
[f]	Redemption fees collected are less than $.01 per share.
[g]	Total Return does not reflect the impact of any applicable sales charges.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16
A-Class	1.20%	1.39%
C-Class	1.95%	2.04%
P-Class	1.20%	1.42%
Institutional Class	0.95%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	March 31, 2017

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	3.3%
Arista Networks, Inc.	1.5%
UnitedHealth Group, Inc.	1.5%
Ulta Beauty, Inc.	1.5%
Signature Bank	1.5%
Celgene Corp.	1.4%
Martin Marietta Materials, Inc.	1.4%
Facebook, Inc. — Class A	1.3%
Vantiv, Inc. — Class A	1.3%
Citizens Financial Group, Inc.	1.2%
Top Ten Total	15.9%

“Ten Largest Holdings” excludes any temporary cash investments.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
RBP® LARGE-CAP MARKET FUND

	Shares	Value

COMMON STOCKS† - 96.3%

Consumer, Non-cyclical - 27.1%
UnitedHealth Group, Inc.	1,933	$317,032
Celgene Corp.*	2,450	304,853
Vantiv, Inc. — Class A*	4,365	279,883
Regeneron Pharmaceuticals, Inc.*	696	269,707
Centene Corp.*	3,730	265,800
MarketAxess Holdings, Inc.	1,362	255,362
Allergan plc	1,064	254,211
Bristol-Myers Squibb Co.	4,587	249,441
Cintas Corp.	1,943	245,867
Universal Health Services, Inc. — Class B	1,941	241,557
PayPal Holdings, Inc.*	5,464	235,062
Constellation Brands, Inc. — Class A	1,393	225,764
Monster Beverage Corp.*	4,742	218,938
Quintiles IMS Holdings, Inc.*	2,621	211,069
Mylan N.V.*	5,312	207,115
ABIOMED, Inc.*	1,627	203,700
Post Holdings, Inc.*	2,217	194,032
Tyson Foods, Inc. — Class A	3,071	189,511
Kimberly-Clark Corp.	1,387	182,571
S&P Global, Inc.	1,372	179,375
Global Payments, Inc.	2,192	176,851
Herbalife Ltd.*	3,014	175,234
Kroger Co.	5,725	168,830
McCormick & Co., Inc.	1,717	167,493
Estee Lauder Cos., Inc. — Class A	1,946	165,001
Edwards Lifesciences Corp.*	1,713	161,142
TreeHouse Foods, Inc.*	1,724	145,954
Total Consumer, Non-cyclical		5,891,355

Financial - 16.3%
Signature Bank*	2,133	316,516
Citizens Financial Group, Inc.	7,819	270,146
Synchrony Financial	7,869	269,907
Alliance Data Systems Corp.	1,079	268,671
American Tower Corp. — Class A	2,193	266,537
Ally Financial, Inc.	13,099	266,303
Progressive Corp.	6,563	257,138
First Republic Bank	2,360	221,392
Equinix, Inc.	546	218,602
U.S. Bancorp	4,078	210,017
American Campus Communities, Inc.	4,277	203,542
FNF Group	4,886	190,261
Cincinnati Financial Corp.	2,392	172,870
Visa, Inc. — Class A	1,708	151,790
Liberty Property Trust	3,528	136,004
People’s United Financial, Inc.	7,375	134,225
Total Financial		3,553,921

Communications - 14.4%
Arista Networks, Inc.*	2,456	324,855
Facebook, Inc. — Class A*	1,976	280,691
Walt Disney Co.	2,239	253,880
Twenty-First Century Fox, Inc. — Class A	7,794	252,448
CDW Corp.	4,340	250,461
Amazon.com, Inc.*	268	237,593
Level 3 Communications, Inc.*	4,035	230,883
VeriSign, Inc.*	2,626	228,751
Alphabet, Inc. — Class C*	272	225,640
Comcast Corp. — Class A	5,211	195,881
Scripps Networks Interactive, Inc. — Class A	2,432	190,596
F5 Networks, Inc.*	1,328	189,333
Verizon Communications, Inc.	3,116	151,905
CenturyLink, Inc.	5,633	132,770
Total Communications		3,145,687

Industrial - 12.5%
Martin Marietta Materials, Inc.	1,382	301,621
Snap-on, Inc.	1,493	251,824
Agilent Technologies, Inc.	4,373	231,201
Masco Corp.	6,590	223,994
Vulcan Materials Co.	1,832	220,719
Lennox International, Inc.	1,319	220,669
B/E Aerospace, Inc.	3,435	220,218
J.B. Hunt Transport Services, Inc.	2,350	215,589
Amphenol Corp. — Class A	3,028	215,503
TransDigm Group, Inc.	860	189,338
Ingersoll-Rand plc	1,907	155,077
Norfolk Southern Corp.	1,072	120,032
Acuity Brands, Inc.	559	114,036
CSX Corp.	660	30,723
Total Industrial		2,710,544

Consumer, Cyclical - 9.5%
Ulta Beauty, Inc.*	1,111	316,891
Lear Corp.	1,849	261,781
Home Depot, Inc.	1,736	254,897
Lennar Corp. — Class A	4,518	231,276
Darden Restaurants, Inc.	2,658	222,395
TJX Cos., Inc.	2,735	216,284
Wyndham Worldwide Corp.	2,269	191,254
CVS Health Corp.	2,421	190,049
Polaris Industries, Inc.	2,159	180,924
Total Consumer, Cyclical		2,065,751

Technology - 7.0%
Lam Research Corp.	2,069	265,577
salesforce.com, Inc.*	3,190	263,143
Applied Materials, Inc.	6,014	233,945
Red Hat, Inc.*	2,551	220,662
Apple, Inc.	1,440	206,870
Intuit, Inc.	1,452	168,417
KLA-Tencor Corp.	1,767	167,989
Total Technology		1,526,603

Energy - 5.3%
Diamondback Energy, Inc.*	1,867	193,636
Valero Energy Corp.	2,586	171,426
Kinder Morgan, Inc.	7,314	159,006
Tesoro Corp.	1,933	156,689
Pioneer Natural Resources Co.	748	139,300

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Parsley Energy, Inc. — Class A*	3,568	$115,996
Equities Corp.	1,841	112,485
Range Resources Corp.	3,397	98,853
Total Energy		1,147,391

Utilities - 3.2%
NRG Energy, Inc.	11,252	210,413
PPL Corp.	5,624	210,281
OGE Energy Corp.	4,363	152,618
Calpine Corp.*	10,806	119,406
Total Utilities		692,718

Basic Materials - 1.0%
Royal Gold, Inc.	3,204	224,440

Total Common Stocks
(Cost $18,114,784)		20,958,410

EXCHANGE-TRADED FUNDS† - 3.3%
SPDR S&P 500 ETF Trust	3,091	728,672
Total Exchange-Traded Funds
(Cost $723,130)		728,672

Total Investments - 99.6%
(Cost $18,837,914)		$21,687,082
Other Assets & Liabilities, net - 0.4%		83,355
Total Net Assets - 100.0%		$21,770,437

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,958,410	$—	$—	$20,958,410
Exchange-Traded Funds	728,672	—	—	728,672
Total	$21,687,082	$—	$—	$21,687,082

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $18,837,914)	$21,687,082
Cash	196,747
Prepaid expenses	28,384
Receivables:
Fund shares sold	50,000
Dividends	11,534
Total assets	21,973,747

Liabilities:
Payable for:
Securities purchased	83,617
Management fees	35,996
Fund shares redeemed	18,444
Distribution and service fees	11,260
Transfer agent/maintenance fees	5,144
Fund accounting/administration fees	1,309
Trustees’ fees*	759
Miscellaneous	46,781
Total liabilities	203,310
Net assets	$21,770,437

Net assets consist of:
Paid in capital	$18,752,767
Accumulated net investment loss	(66,012)
Accumulated net realized gain on investments	234,514
Net unrealized appreciation on investments	2,849,168
Net assets	$21,770,437

A-Class:
Net assets	$4,879,612
Capital shares outstanding	465,284
Net asset value per share	$10.49
Maximum offering price per share (Net asset value divided by 95.25%)	$11.01

C-Class:
Net assets	$9,219,659
Capital shares outstanding	906,449
Net asset value per share	$10.17

P-Class:
Net assets	$347,904
Capital shares outstanding	32,355
Net asset value per share	$10.75

Institutional Class:
Net assets	$7,323,262
Capital shares outstanding	667,053
Net asset value per share	$10.98

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$162,228
Total investment income	162,228

Expenses:
Management fees	83,359
Transfer agent/maintenance fees
A-Class	2,980
C-Class	7,650
P-Class	308
Institutional Class	6,152
Distribution and service fees:
A-Class	7,744
C-Class	47,482
P-Class	445
Fund accounting/administration fees	7,624
Trustees’ fees*	3,096
Line of credit fees	1,320
Custodian fees	1,119
Miscellaneous	21,297
Total expenses	190,576
Less:
Expenses waived by Adviser	(29,476)
Net expenses	161,100
Net investment income	1,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	406,378
Net realized gain	406,378
Net change in unrealized appreciation (depreciation) on:
Investments	1,683,663
Net change in unrealized appreciation (depreciation)	1,683,663
Net realized and unrealized gain	2,090,041
Net increase in net assets resulting from operations	$2,091,169

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,128	$(75,735)
Net realized gain on investments	406,378	1,780,938
Net change in unrealized appreciation (depreciation) on investments	1,683,663	2,394,240
Net increase in net assets resulting from operations	2,091,169	4,099,443

Distributions to shareholders from:
Net investment income
A-Class	—	(8,904)
C-Class	—	(19,239)
P-Class	—	(970)*
Institutional Class	—	(21,515)
Net realized gains
A-Class	(321,350)	(188,979)
C-Class	(630,785)	(415,421)
P-Class	(22,429)	(20,275)*
Institutional Class	(443,611)	(439,440)
Total distributions to shareholders	(1,418,175)	(1,114,743)

Capital share transactions:
Proceeds from sale of shares
A-Class	82,521	1,117,169
C-Class	214,290	946,556
P-Class	20,182	37,904 *
Institutional Class	452,729	2,020,540
Distributions reinvested
A-Class	294,117	181,296
C-Class	555,115	393,154
P-Class	21,622	20,852 *
Institutional Class	369,271	385,377
Cost of shares redeemed
A-Class	(716,714)	(2,633,453)
C-Class	(1,894,136)	(5,175,224)
P-Class	(89,343)	(16,881,992)*
Institutional Class	(1,327,371)	(9,559,148)
Net decrease from capital share transactions	(2,017,717)	(29,146,969)
Net decrease in net assets	(1,344,723)	(26,162,269)

Net assets:
Beginning of period	23,115,160	49,277,429
End of period	$21,770,437	$23,115,160
Accumulated net investment loss at end of period	$(66,012)	$(67,140)

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	8,152	117,661
C-Class	21,636	98,356
P-Class	1,955	3,794 *
Institutional Class	43,296	203,589
Shares issued from reinvestment of distributions
A-Class	29,471	18,575
C-Class	57,228	41,082
P-Class	2,114	2,089 *
Institutional Class	35,371	37,968
Shares redeemed
A-Class	(69,836)	(271,781)
C-Class	(191,660)	(543,174)
P-Class	(8,640)	(1,601,189)*
Institutional Class	(125,026)	(947,523)
Net decrease in shares	(195,939)	(2,840,553)

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.17	$9.53	$12.92	$14.26	$12.27	$10.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.01)	(.01)	(.04)	(—)[c]	.02
Net gain (loss) on investments (realized and unrealized)	.97	.97	(.11)	1.63	2.84	2.37
Total from investment operations	.98	.96	(.12)	1.59	2.84	2.39
Less distributions from:
Net investment income	—	(.01)	—	—	(.05)	(—)[g]
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.85)	(.17)
Redemption Fees Collected	—	—	—	—	—	— [h]
Net asset value, end of period	$10.49	$10.17	$9.53	$12.92	$14.26	$12.27

Total Return[d]	4.74%	10.26%	(0.83%)	11.67%	24.92%	24.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,880	$5,059	$6,031	$14,724	$29,504	$23,739
Ratios to average net assets:
Net investment income (loss)	0.24%	(0.11%)	(0.07%)	(0.28%)	(0.00%)[i]	0.16%
Total expenses[e]	1.49%	1.92%	1.66%	1.58%	1.72%	2.15%
Net expenses[f,j]	1.21%	1.40%	1.51%	1.51%	1.51%	1.51%
Portfolio turnover rate	39%	85%	134%	268%	284%	305%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.92	$9.36	$12.81	$14.23	$12.28	$10.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.07)	(.07)	(.12)	(.08)	(.05)
Net gain (loss) on investments (realized and unrealized)	.93	.95	(.11)	1.63	2.84	2.39
Total from investment operations	.91	.88	(.18)	1.51	2.76	2.34
Less distributions from:
Net investment income	—	(.01)	—	—	(.01)	—
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.81)	(.17)
Net asset value, end of period	$10.17	$9.92	$9.36	$12.81	$14.23	$12.28

Total Return[d]	8.52%	9.57%	(1.44%)	11.04%	24.09%	23.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,220	$10,108	$13,316	$15,655	$14,483	$9,611
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.77%)	(0.67%)	(0.89%)	(0.63%)	(0.40%)
Total expenses[e]	2.22%	2.58%	2.33%	2.22%	2.37%	2.75%
Net expenses[f,j]	1.96%	2.06%	2.11%	2.11%	2.11%	2.11%
Portfolio turnover rate	39%	85%	134%	268%	284%	305%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016*	Year Ended September 30, 2015*	Year Ended September 30, 2014*	Year Ended September 30, 2013*	Year Ended September 30, 2012*
Per Share Data
Net asset value, beginning of period	$10.41	$9.74	$13.12	$14.41	$12.39	$10.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.03)	.01	(.02)	.02	.03
Net gain (loss) on investments (realized and unrealized)	.99	1.02	(.12)	1.66	2.86	2.40
Total from investment operations	1.00	.99	(.11)	1.64	2.88	2.43
Less distributions from:
Net investment income	—	(.01)	—	—	(.06)	(—)[g]
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.86)	(.17)
Redemption Fees Collected	—	—	—	—	—	— [h]
Net asset value, end of period	$10.75	$10.41	$9.74	$13.12	$14.41	$12.39

Total Return[d]	9.95%	10.36%	(0.72%)	11.92%	25.01%	24.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$348	$384	$15,896	$26,877	$35,741	$33,495
Ratios to average net assets:
Net investment income (loss)	0.24%	(0.27%)	0.11%	(0.15%)	0.18%	0.28%
Total expenses[e]	1.48%	1.75%	1.58%	1.47%	1.62%	2.00%
Net expenses[f,j]	1.21%	1.43%	1.36%	1.36%	1.36%	1.36%
Portfolio turnover rate	39%	85%	134%	268%	284%	305%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$10.60	$9.89	$13.24	$14.49	$12.44	$10.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.02	.04	.01	.06	.07
Net gain (loss) on investments (realized and unrealized)	1.01	1.02	(.12)	1.67	2.87	2.39
Total from investment operations	1.04	1.04	(.08)	1.68	2.93	2.46
Less distributions from:
Net investment income	—	(.02)	—	—	(.08)	(—)[g]
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)	(.17)
Total distributions	(.66)	(.33)	(3.27)	(2.93)	(.88)	(.17)
Net asset value, end of period	$10.98	$10.60	$9.89	$13.24	$14.49	$12.44

Total Return[d]	10.16%	10.61%	(0.44%)	12.18%	25.38%	24.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,323	$7,564	$14,035	$53,644	$42,788	$44,503
Ratios to average net assets:
Net investment income (loss)	0.49%	0.23%	0.36%	0.11%	0.45%	0.61%
Total expenses[e]	1.22%	1.59%	1.33%	1.22%	1.37%	1.75%
Net expenses[f,j]	0.96%	1.07%	1.11%	1.11%	1.11%	1.11%
Portfolio turnover rate	39%	85%	134%	268%	284%	305%

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $.01 per share.
[d]	Total Return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Less than $0.01 per share.
[h]	Redemption fees collected are less than $.01 per share.
[i]	Less than 0.01%.
[j]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the period and year ended would be:

	03/31/17	09/30/16
A-Class	1.20%	1.39%
C-Class	1.95%	2.05%
P-Class	1.20%	1.42%
Institutional Class	0.95%	1.05%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares S&P 500 Value ETF	3.3%
Bank of America Corp.	1.5%
Synchrony Financial	1.5%
Regions Financial Corp.	1.5%
Citizens Financial Group, Inc.	1.4%
Ally Financial, Inc.	1.4%
Reynolds American, Inc.	1.4%
Citigroup, Inc.	1.4%
Foot Locker, Inc.	1.4%
Progressive Corp.	1.4%
Top Ten Total	16.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
RBP® LARGE-CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 96.6%

Consumer, Non-cyclical - 23.8%
Reynolds American, Inc.	866	$54,575
Zimmer Biomet Holdings, Inc.	428	52,263
Bristol-Myers Squibb Co.	925	50,302
AbbVie, Inc.	713	46,459
Dr Pepper Snapple Group, Inc.	473	46,316
Quintiles IMS Holdings, Inc.*	563	45,338
Altria Group, Inc.	619	44,209
Boston Scientific Corp.*	1,551	38,573
Sysco Corp.	737	38,265
Hormel Foods Corp.	1,096	37,954
Eli Lilly & Co.	450	37,850
Kimberly-Clark Corp.	280	36,856
H&R Block, Inc.	1,557	36,200
McCormick & Co., Inc.	360	35,119
Kroger Co.	1,169	34,474
Pinnacle Foods, Inc.	584	33,796
Mondelez International, Inc. — Class A	783	33,732
Johnson & Johnson	270	33,629
PepsiCo, Inc.	300	33,558
Merck & Company, Inc.	491	31,198
Western Union Co.	1,396	28,409
Abbott Laboratories	600	26,646
Edgewell Personal Care Co.*	334	24,429
Avery Dennison Corp.	297	23,938
Procter & Gamble Co.	213	19,138
Total Consumer, Non-cyclical		923,226

Financial - 20.9%
Bank of America Corp.	2,500	58,975
Synchrony Financial	1,711	58,687
Regions Financial Corp.	3,949	57,379
Citizens Financial Group, Inc.	1,625	56,144
Ally Financial, Inc.	2,690	54,688
Citigroup, Inc.	907	54,257
Progressive Corp.	1,347	52,775
FNF Group	1,340	52,180
Cincinnati Financial Corp.	650	46,976
U.S. Bancorp	847	43,621
JPMorgan Chase & Co.	468	41,109
CME Group, Inc. — Class A	332	39,442
Chubb Ltd.	283	38,559
National Retail Properties, Inc.	815	35,550
People’s United Financial, Inc.	1,902	34,616
UDR, Inc.	874	31,691
Liberty Property Trust	735	28,334
Cullen/Frost Bankers, Inc.	301	26,780
Total Financial		811,763

Industrial - 13.3%
Masco Corp.	1,477	50,203
Agilent Technologies, Inc.	928	49,063
Waste Management, Inc.	670	48,856
Ingersoll-Rand plc	509	41,392
General Dynamics Corp.	220	41,184
Arrow Electronics, Inc.*	492	36,118
Raytheon Co.	236	35,990
Johnson Controls International plc	842	35,465
TE Connectivity Ltd.	460	34,293
Fluor Corp.	600	31,572
CSX Corp.	650	30,258
AGCO Corp.	492	29,609
Norfolk Southern Corp.	255	28,552
General Electric Co.	810	24,138
Total Industrial		516,693

Technology - 11.6%
Microchip Technology, Inc.	700	51,646
Applied Materials, Inc.	1,324	51,504
NCR Corp.*	1,102	50,339
KLA-Tencor Corp.	400	38,028
Analog Devices, Inc.	462	37,861
Paychex, Inc.	595	35,045
Broadridge Financial Solutions, Inc.	508	34,519
Microsoft Corp.	505	33,259
CSRA, Inc.	1,100	32,219
CA, Inc.	986	31,276
Computer Sciences Corp.	400	27,604
Leidos Holdings, Inc.	500	25,570
Total Technology		448,870

Energy - 7.5%
Valero Energy Corp.	615	40,767
Marathon Petroleum Corp.	759	38,360
ONEOK, Inc.	600	33,264
Targa Resources Corp.	550	32,945
Tesoro Corp.	378	30,641
Kinder Morgan, Inc.	1,244	27,045
Devon Energy Corp.	580	24,198
Apache Corp.	438	22,509
Range Resources Corp.	718	20,894
Newfield Exploration Co.*	506	18,676
Total Energy		289,299

Communications - 6.0%
Twenty-First Century Fox, Inc. — Class A	1,574	50,982
Tribune Media Co. — Class A	940	35,034
Cisco Systems, Inc.	996	33,665
Symantec Corp.	1,071	32,858
Verizon Communications, Inc.	650	31,687
AT&T, Inc.	713	29,625
CenturyLink, Inc.	733	17,277
Total Communications		231,128

Utilities - 5.8%
NRG Energy, Inc.	2,451	45,834
Eversource Energy	641	37,677
PPL Corp.	1,001	37,427
PG&E Corp.	557	36,963
Pinnacle West Capital Corp.	429	35,770

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
RBP® LARGE-CAP VALUE FUND

	Shares	Value

NextEra Energy, Inc.	237	$30,424
Total Utilities		224,095

Consumer, Cyclical - 5.1%
Foot Locker, Inc.	710	53,115
Darden Restaurants, Inc.	561	46,939
Newell Brands, Inc.	769	36,274
General Motors Co.	1,000	35,360
Ford Motor Co.	2,339	27,226
Total Consumer, Cyclical		198,914

Basic Materials - 2.6%
Nucor Corp.	608	36,309
Newmont Mining Corp.	983	32,400
Reliance Steel & Aluminum Co.	400	32,008
Total Basic Materials		100,717

Total Common Stocks
(Cost $3,431,118)		3,744,705

EXCHANGE-TRADED FUNDS† - 3.3%
iShares S&P 500 Value ETF	1,235	$128,489
Total Exchange-Traded Funds
(Cost $130,026)		128,489

Total Investments - 99.9%
(Cost $3,561,144)		$3,873,194
Other Assets & Liabilities, net - 0.1%		4,123
Total Net Assets - 100.0%		$3,877,317

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,744,705	$—	$—	$3,744,705
Exchange-Traded Funds	128,489	—	—	128,489
Total	$3,873,194	$—	$—	$3,873,194

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $3,561,144)	$3,873,194
Cash	29,021
Prepaid expenses	19,908
Receivables:
Fund shares sold	4
Dividends	5,504
Total assets	3,927,631

Liabilities:
Payable for:
Management fees	29,286
Legal fees	3,086
Transfer agent/maintenance fees	2,411
Securities purchased	1,350
Distribution and service fees	637
Fund accounting/administration fees	230
Miscellaneous	13,314
Total liabilities	50,314
Net assets	$3,877,317

Net assets consist of:
Paid in capital	$3,416,980
Undistributed net investment income	20,297
Accumulated net realized gain on investments	127,990
Net unrealized appreciation on investments	312,050
Net assets	$3,877,317

A-Class:
Net assets	$149,644
Capital shares outstanding	14,242
Net asset value per share	$10.51
Maximum offering price per share (Net asset value divided by 95.25%)	$11.03

C-Class:
Net assets	$537,810
Capital shares outstanding	51,631
Net asset value per share	$10.42

P-Class:
Net assets	$383,042
Capital shares outstanding	36,448
Net asset value per share	$10.51

Institutional Class:
Net assets	$2,806,821
Capital shares outstanding	265,119
Net asset value per share	$10.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$44,996
Total investment income	44,996

Expenses:
Management fees	12,984
Transfer agent/maintenance fees
A-Class	620
C-Class	1,772
P-Class	842
Institutional Class	9,452
Distribution and service fees:
A-Class	218
C-Class	2,277
P-Class	301
Fund accounting/administration fees	1,187
Trustees’ fees*	2,446
Line of credit fees	176
Miscellaneous	12,697
Total expenses	44,972
Less:
Expenses waived and/or reimbursed by Adviser	(25,596)
Net expenses	19,376
Net investment income	25,620

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	150,062
Net realized gain	150,062
Net change in unrealized appreciation (depreciation) on:
Investments	194,417
Net change in unrealized appreciation (depreciation)	194,417
Net realized and unrealized gain	344,479
Net increase in net assets resulting from operations	$370,099

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,620	$38,640
Net realized gain on investments	150,062	29,770
Net change in unrealized appreciation (depreciation) on investments	194,417	344,410
Net increase in net assets resulting from operations	370,099	412,820

Distributions to shareholders from:
Net investment income
A-Class	(2,908)	(2,516)
C-Class	(3,023)	(3,520)
P-Class	—	(153)*
Institutional Class	(25,801)	(45,115)
Net realized gains
A-Class	(602)	(11,869)
C-Class	(1,781)	(31,542)
P-Class	(833)	(615)*
Institutional Class	(12,015)	(148,194)
Total distributions to shareholders	(46,963)	(243,524)

Capital share transactions:
Proceeds from sale of shares
A-Class	19,700	69,259
C-Class	136,683	297,025
P-Class	206,397	144,749 *
Institutional Class	95,854	2,873
Distributions reinvested
A-Class	3,510	13,008
C-Class	4,804	35,062
P-Class	833	466 *
Institutional Class	1,272	35,007
Cost of shares redeemed
A-Class	(42,624)	(163,409)
C-Class	(101,227)	(438,029)
P-Class	(1,003)	(7,415)*
Institutional Class	(22,816)	(555,101)
Net increase (decrease) from capital share transactions	301,383	(566,505)
Net increase (decrease) in net assets	624,519	(397,209)

Net assets:
Beginning of period	3,252,798	3,650,007
End of period	$3,877,317	$3,252,798
Undistributed net investment income at end of period	$20,297	$26,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	1,943	7,308
C-Class	13,398	32,192
P-Class	20,204	15,730 *
Institutional Class	9,280	310
Shares issued from reinvestment of distributions
A-Class	346	1,437
C-Class	477	3,926
P-Class	82	53 *
Institutional Class	125	3,898
Shares redeemed
A-Class	(4,405)	(17,631)
C-Class	(10,780)	(48,879)
P-Class	(108)	(780)*
Institutional Class	(2,317)	(61,386)
Net increase (decrease) in shares	28,245	(63,822)

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.67	$9.11	$11.65	$11.62	$10.78	$8.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.09	.11	.09	.10	.13
Net gain (loss) on investments (realized and unrealized)	1.04	1.06	(.42)	1.44	2.36	2.25
Total from investment operations	1.11	1.15	(.31)	1.53	2.46	2.38
Less distributions from:
Net investment income	(.22)	(.10)	(.12)	(.08)	(.14)	(.07)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.27)	(.59)	(2.23)	(1.50)	(1.62)	(.07)
Net asset value, end of period	$10.51	$9.67	$9.11	$11.65	$11.62	$10.78

Total Return[c]	6.31%	13.05%	(3.61%)	14.07%	26.30%	28.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150	$158	$230	$332	$1,308	$431
Ratios to average net assets:
Net investment income (loss)	1.39%	0.94%	1.11%	0.78%	0.90%	1.30%
Total expenses[d]	2.97%	6.13%	5.21%	4.42%	5.61%	6.12%
Net expenses[e,f]	1.21%	1.41%	1.50%	1.50%	1.51%	1.52%
Portfolio turnover rate	61%	119%	165%	138%	178%	167%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.49	$8.96	$11.53	$11.53	$10.68	$8.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.03	.05	.03	.03	.10
Net gain (loss) on investments (realized and unrealized)	1.03	1.04	(.43)	1.42	2.35	2.20
Total from investment operations	1.06	1.07	(.38)	1.45	2.38	2.30
Less distributions from:
Net investment income	(.08)	(.05)	(.08)	(.03)	(.05)	(.06)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.13)	(.54)	(2.19)	(1.45)	(1.53)	(.06)
Net asset value, end of period	$10.42	$9.49	$8.96	$11.53	$11.53	$10.68

Total Return[c]	10.16%	12.32%	(4.50%)	13.40%	25.53%	27.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538	$460	$549	$671	$625	$66
Ratios to average net assets:
Net investment income (loss)	0.63%	0.32%	0.46%	0.24%	0.28%	1.01%
Total expenses[d]	3.36%	6.78%	5.90%	5.04%	6.21%	6.72%
Net expenses[e,f]	1.96%	2.06%	2.10%	2.10%	2.11%	2.12%
Portfolio turnover rate	61%	119%	165%	138%	178%	167%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016*	Year Ended September 30, 2015*	Year Ended September 30, 2014*	Year Ended September 30, 2013*	Year Ended September 30, 2012*
Per Share Data
Net asset value, beginning of period	$9.46	$8.93	$11.47	$11.56	$10.75	$8.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.10	.13	.11	.12	.14
Net gain (loss) on investments (realized and unrealized)	1.03	1.04	(.42)	1.42	2.34	2.25
Total from investment operations	1.10	1.14	(.29)	1.53	2.46	2.39
Less distributions from:
Net investment income	—	(.12)	(.14)	(.20)	(.17)	(.11)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.05)	(.61)	(2.27)	(1.55)	(1.68)	(.11)
Net asset value, end of period	$10.51	$9.46	$8.93	$11.47	$11.56	$10.75

Total Return[c]	11.61%	13.19%	(3.56%)	14.21%	26.37%	28.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$383	$154	$11	$6	$15	$5
Ratios to average net assets:
Net investment income (loss)	1.42%	1.06%	1.28%	0.94%	1.09%	1.40%
Total expenses[d]	1.70%	5.70%	5.15%	4.29%	5.46%	5.97%
Net expenses[e,f]	1.21%	1.25%	1.35%	1.35%	1.36%	1.37%
Portfolio turnover rate	61%	119%	165%	138%	178%	167%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$9.61	$9.07	$11.61	$11.58	$10.77	$8.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.12	.15	.15	.15	.17
Net gain (loss) on investments (realized and unrealized)	1.05	1.06	(.42)	1.43	2.34	2.24
Total from investment operations	1.13	1.18	(.27)	1.58	2.49	2.41
Less distributions from:
Net investment income	(.10)	(.15)	(.16)	(.13)	(.20)	(.12)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)	—
Total distributions	(.15)	(.64)	(2.27)	(1.55)	(1.68)	(.12)
Net asset value, end of period	$10.59	$9.61	$9.07	$11.61	$11.58	$10.77

Total Return[c]	11.78%	13.42%	(3.31%)	14.55%	26.79%	28.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,807	$2,480	$2,860	$3,610	$2,910	$2,704
Ratios to average net assets:
Net investment income (loss)	1.64%	1.32%	1.50%	1.26%	1.36%	1.68%
Total expenses[d]	2.52%	5.78%	4.90%	4.04%	5.21%	5.72%
Net expenses[e,f]	0.96%	1.05%	1.10%	1.10%	1.11%	1.12%
Portfolio turnover rate	61%	119%	165%	138%	178%	167%

*	F-1 Class shares designated as P-Class shares effective May 9, 2016 — See Note 7.
[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total Return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16
A-Class	1.20%	1.40%
C-Class	1.95%	2.05%
P-Class	1.20%	1.24%
Institutional Class	0.95%	1.04%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Effective May 9, 2016, the A Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.00% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of five funds.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation Index
RBP® Dividend Fund	Guggenheim RBP® Dividend Index
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Index
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Index
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Index

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

F. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class Shares will be paid to certain service providers for performing certain shareholder and administrative services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Directional Allocation Fund - A-Class	1.50%	05/09/16	02/01/18
Directional Allocation Fund - C-Class	2.10%	05/09/16	02/01/18
Directional Allocation Fund - P-Class	1.35%	05/09/16	02/01/18
Directional Allocation Fund - Institutional Class	1.10%	05/09/16	02/01/18
RBP® Dividend Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Dividend Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Dividend Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Dividend Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - Institutional Class	0.95%	05/09/16	02/01/18

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Total
Directional Allocation Fund
A-Class	$—	$—	$290	$—	$290
C-Class	—	—	148,259	1,156	149,415
P-Class	—	—	19,760	1,371	21,131
Institutional Class	—	—	130,255	—	130,255
RBP® Dividend Fund
A-Class	$33,112	$33,280	$49,417	$7,069	$122,878
C-Class	14,562	43,418	55,137	7,015	120,132
P-Class	7,426	11,279	10,143	1,025	29,873
Institutional Class	21,973	79,241	63,566	7,868	172,647
RBP® Large-Cap Defensive Fund
A-Class	$4,779	$16,151	$33,766	$6,694	$61,390
C-Class	11,313	33,373	51,418	8,527	104,631
P-Class	18,933	49,754	7,098	774	76,559
Institutional Class	20,334	43,010	62,834	9,356	135,535
RBP® Large-Cap Market Fund
A-Class	$8,379	$13,892	$29,854	$6,942	$59,067
C-Class	8,068	36,005	60,121	12,487	116,681
P-Class	14,026	45,393	6,773	483	66,675
Institutional Class	25,571	61,686	56,548	9,564	153,369
RBP® Large-Cap Value Fund
A-Class	$19,671	$11,175	$8,939	$1,267	$41,052
C-Class	11,848	31,163	23,495	3,207	69,713
P-Class	89	321	2,160	596	3,160
Institutional Class	45,578	132,354	124,256	20,526	322,714

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2017, GI recouped $19,923 from the Directional Allocation Fund. These amounts are included in the Statements of Operations.

For the period ended March 31, 2017, GFD retained sales charges of $14,490 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Directional Allocation Fund	$598,279,380	$80,516,758	$(10,942,326)	$69,574,432
RBP® Dividend Fund	21,842,471	1,199,854	(444,698)	755,156
RBP® Large-Cap Defensive Fund	19,909,065	2,513,788	(324,831)	2,188,957
RBP® Large Cap Market Fund	19,000,153	3,228,760	(541,831)	2,686,929
RBP® Large Cap Value Fund	3,593,516	348,745	(69,067)	279,678

5. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$253,431,320	$343,082,757
RBP® Dividend Fund	24,259,345	23,401,175
RBP® Large-Cap Defensive Fund	9,834,777	14,070,047
RBP® Large-Cap Market Fund	8,655,903	12,125,961
RBP® Large-Cap Value Fund	2,406,570	2,132,413

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Funds have not engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

6. Line of Credit

The Trust has a $50,000,000 Line of Credit (the “Line”), until May 30, 2017, which is uncommitted, with the Bank of New York Mellon. The Line covers the Funds and other series of the Trust. The Line is for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate 0.82% at March 31, 2017, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the agreement, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under this agreement as of the period ended March 31, 2017.

On May 30, 2017, the Trust amended and renewed a Line of Credit in a reduced amount of $35,000,000 (the “Line”), which is uncommitted, with the Bank of New York Mellon until May 29, 2018. The Line covers the Funds and other series of the Trust. The Line is primarily used for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the Line, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under the Line as of the period ended March 31, 2017.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

7. Fund Changes

Effective May 9, 2016, the following Fund changes took place:

The names of the Funds changed as follows:

Current Name	New Name
Transparent Value Directional Allocation Fund	Guggenheim Directional Allocation Fund
Transparent Value Dividend Fund	Guggenheim RBP® Dividend Fund
Transparent Value Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Fund
Transparent Value Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Fund
Transparent Value Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Fund

The Class F-1 shares of the Funds were renamed the P-Class shares.

Guggenheim Funds Distributors, LLC replaced ALPS Distributors, Inc. as distributor of the Funds’ shares.

RFS replaced ALPS Fund Services, Inc. as administrator and transfer agent of the Funds.

The names of the indices changed as follows:

Current Name	New Name
Transparent Value Directional Allocation Index	Guggenheim Directional Allocation Index
Transparent Value Dividend Index	Guggenheim RBP® Dividend Index
Transparent Value Large-Cap Defensive Index	Guggenheim RBP® Large-Cap Defensive Index
Transparent Value Large-Cap Market Index	Guggenheim RBP® Large-Cap Market Index
Transparent Value Large-Cap Value Index	Guggenheim RBP® Large-Cap Value Index

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith Kemp (1960)	Treasurer	Since 2010

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Director, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)
Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)
A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer

Date	June 9, 2017

*	Print the name and title of each signing officer under his or her signature.